Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended	12 Months Ended
	Mar. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
U.S. statutory tax rate	21.00%	35.00%	35.00%	35.00%
Equity based awards	0.00%	7.30%	(0.20%)	3.20%
Noncash income or gain	(0.00%)	(0.00%)	(0.00%)	(6.20%)
Valuation allowance	(4.00%)	(450.10%)	(10.30%)	(15.60%)
Amortization of intangible assets	3.20%	70.70%	27.00%	27.50%
State tax expense	3.00%	7.40%	3.10%	2.50%
Uncertain tax position interest	0.00%	2.10%	0.90%	0.90%
Tax Cuts and Jobs Act of 2017	0.00%	266.10%	0.00%	0.00%
Other	0.50%	2.70%	0.70%	0.80%
Effective tax rate	23.70%	(58.80%)	56.20%	48.10%